COST OF REVENUE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Cost Of Revenue
SCHEDULE OF COST OF REVENUE

The Company’s cost of revenue is summarized as follows:

	Three months ended		Nine months ended
	December 31,		December 31,
	2025	2024	2025	2024
Cost of Revenue from POCs and software implementation	$269,675	$-	$479,675	$145,000
Cost of Revenue from SaaS	22,877	-	67,428	-
	$292,552	$-	$547,103	$145,000

The Company’s cost of revenue is summarized as follows:

	Year ended
	March 31,
	2025	2024
Cost of Revenue from POCs and software implementation	$145,000	$714,458
Cost of Revenue from SaaS	-	984,712
Provision for estimated loss on contract	486,691	-
	$631,691	$1,699,170